GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Annual Amortization (Details)	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 6,728,333
2025	5,328,333
2026	3,911,667
2027	3,895,000
2028	2,635,000
Thereafter	3,437,500
Net Book Value	$ 25,935,833